Schedule of Investments
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.62%
Australia–4.26%
APA Group	18,793	$141,441
Atlas Arteria Ltd.	29,911	166,971
Spark Infrastructure Group	35,122	56,817
Sydney Airport	14,563	83,047
Transurban Group	39,439	418,289
		866,565
Belgium–0.33%
Elia System Operator S.A./N.V.	894	68,022
Brazil–0.20%
Cia de Saneamento Basico Do Estado de Sao Paulo, ADR	3,003	41,772
Canada–13.75%
Enbridge, Inc.	40,491	1,352,359
Inter Pipeline Ltd.	19,609	329,986
Keyera Corp.	3,819	97,168
Pembina Pipeline Corp.	559	20,284
TC Energy Corp	20,362	996,963
		2,796,760
China–2.68%
Beijing Enterprises Water Group Ltd.(a)	284,000	148,628
China Resources Gas Group Ltd.	8,000	40,703
China Tower Corp. Ltd., Class H, REGS(b)	820,000	212,404
COSCO SHIPPING Ports Ltd.	36,000	31,272
ENN Energy Holdings Ltd.	5,700	58,920
Yuexiu Transport Infrastructure Ltd.	68,000	54,063
		545,990
Denmark–0.55%
Orsted A/S, REGS(b)	1,231	112,128
France–4.61%
Aeroports de Paris	593	102,238
Eutelsat Communications S.A.	5,220	99,766
Getlink S.E.	8,461	122,054
Vinci S.A.	5,985	613,384
		937,442
Germany–0.58%
Hamburger Hafen und Logistik AG	4,647	117,435
Hong Kong–3.06%
China Gas Holdings Ltd.	78,200	324,259
China Water Affairs Group Ltd.	172,000	153,542
Hong Kong & China Gas Co., Ltd. (The)	65,610	144,673
		622,474
Shares		Value
Italy–3.65%
Atlantia S.p.A.	13,767	$353,851
Infrastrutture Wireless Italiane S.p.A., REGS(b)	25,809	263,257
Italgas S.p.A.	19,757	124,996
		742,104
Japan–1.59%
Japan Airport Terminal Co., Ltd.	1,300	53,939
Toho Gas Co. Ltd.	2,300	87,741
Tokyo Gas Co., Ltd.	7,300	182,175
		323,855
Luxembourg–1.94%
SES S.A., FDR	23,774	395,176
Mexico–0.51%
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	682	103,753
New Zealand–0.51%
Auckland International Airport Ltd.	16,976	103,506
Spain–7.35%
Aena SME, S.A., REGS(b)	642	115,727
Atlantica Yield PLC	15,619	362,204
Cellnex Telecom S.A., REGS(a)(b)	8,080	301,353
Ferrovial, S.A.	22,804	592,871
Red Electrica Corp. S.A.	6,558	123,969
		1,496,124
United Kingdom–5.72%
National Grid PLC	91,479	940,227
Pennon Group PLC	25,739	223,306
		1,163,533
United States–46.33%
American Tower Corp.	7,789	1,648,308
Aqua America, Inc.	16,613	696,915
Atmos Energy Corp.	3,803	414,679
Avangrid, Inc.	7,843	396,464
CenterPoint Energy, Inc.	12,350	358,274
Cheniere Energy, Inc.(a)	5,529	360,214
CMS Energy Corp.	4,655	271,014
Consolidated Edison, Inc.	4,178	354,963
Crown Castle International Corp.	9,224	1,229,190
Edison International	8,871	661,244
Kinder Morgan, Inc.	16,271	335,508
NiSource, Inc.	5,935	176,210
ONEOK, Inc.	7,575	530,856
SBA Communications Corp., Class A	1,325	325,168
Sempra Energy	5,788	783,869
Southwest Gas Holdings, Inc.	1,306	116,117

See accompanying notes which are an integral part of this schedule.
Invesco Global Infrastructure Fund

Shares		Value
United States–(continued)
Williams Cos., Inc. (The)	31,129	$767,019
		9,426,012
Total Common Stocks & Other Equity Interests (Cost $16,978,028)		19,862,651
Units
Master Limited Partnership–1.01%
United States–1.01%
Enterprise Products Partners L.P., (Cost $206,423)	6,850	206,254
Shares
Money Market Funds–1.16%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)	81,770	81,770
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)	60,340	$60,364
Invesco Treasury Portfolio, Institutional Class, 2.15%(c)	93,451	93,451
Total Money Market Funds (Cost $235,581)		235,585
TOTAL INVESTMENTS IN SECURITIES—99.79% (Cost $17,420,032)		20,304,490
OTHER ASSETS LESS LIABILITIES–0.21%		41,803
NET ASSETS–100.00%		$20,346,293
Investment Abbreviations:
ADR	– American Depositary Receipt
FDR	– Fiduciary Depositary Receipt
REGS	– Regulation S
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $1,004,869, which represented 4.94% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Infrastructure Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$866,565	$—	$866,565
Belgium	—	68,022	—	68,022
Brazil	41,772	—	—	41,772
Canada	2,796,760	—	—	2,796,760
China	—	545,990	—	545,990
Denmark	—	112,128	—	112,128
France	—	937,442	—	937,442
Germany	—	117,435	—	117,435
Hong Kong	—	622,474	—	622,474
Italy	—	742,104	—	742,104
Japan	—	323,855	—	323,855
Luxembourg	—	395,176	—	395,176
Mexico	103,753	—	—	103,753
New Zealand	—	103,506	—	103,506
Spain	362,204	1,133,920	—	1,496,124
United Kingdom	—	1,163,533	—	1,163,533
United States	9,632,266	—	—	9,632,266
Money Market Funds	235,585	—	—	235,585
Total Investments	$13,172,340	$7,132,150	$—	$20,304,490
Invesco Global Infrastructure Fund